Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment	Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Computers, software, peripheral and electronic equipment	3 years
Office furniture and equipment	7-15 years
Leasehold improvements	(*)

(*)   Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including any extension option held by the Company and intended to be exercised) and their respective expected lives.
Property and equipment consist of the following:

	December 31,
	2022	2023

Computers and peripheral equipment	$6,443	$6,784
Office furniture and equipment	2,205	2,322
Electronic equipment	225	232
Leasehold improvements	25,236	26,103
Capitalized internal-use software costs	8,289	9,147
Total property and equipment	42,398	44,588
Less: accumulated depreciation and amortization	(10,575)	(15,958)
Total property and equipment, net	$31,823	$28,630